OPERATING INCOME	12 Months Ended
Dec. 31, 2018
Disclosure of operating income and operating expense [Abstract]
Disclosure of other operating income (expense) [text block]
NOTE 24. OPERATING INCOME

24.1	Interest and valuation on investment

The following table sets forth the detail of interest and valuation on financial asset instruments for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
In millions of COP
Debt investments, net	129,017	159,890	163,311
Net gains from investment activities at fair value through income statement
Debt investments	472,357	699,841	579,403
Derivatives	(22,575)	(61,667)	(4,750)
Spot transactions	(13,734)	3,517	(22,831)
Repos	(51,438)	(116,268)	(7,638)
Total net gains from investment activities at fair value through profit and loss	384,610	525,423	544,184
Total Interest on investment securities	513,627	685,313	707,495

24.2.	Interest expenses

The following table sets forth the detail of interest on financial liability instruments for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
	In millions of COP
Deposits	(3,852,061)	(4,279,316)	(3,878,528)
Debt instruments in issue	(1,139,456)	(1,191,000)	(1,335,192)
Financial borrowings	(583,321)	(672,472)	(723,385)
Preferred shares	(58,714)	(58,714)	(58,714)
Borrowings from other financial institutions	(18,134)	(15,860)	(6,345)
Other interest	(18,530)	(15,624)	(50,936)
Interest expenses	(5,670,216)	(6,232,986)	(6,053,100)

Net interest income includes interest earned on loans, ‘repos’ and investments less interest beared on deposits by customers, debt securities in issued, borrowing from other financial institutions and ‘repos’. At December 31, 2018, 2017 and 2016 net interest income amounted to COP 10,541,522, COP 10,584,976, and COP 9,818,313 respectively.

24.3	Fees and commissions

The Bank has elected to present the income from contracts with costumes as an element in a line named “Fees and commissions income” in the consolidated statement of income separated from the other income sources.

The information contained in this section about the fees and commission’s income presents information on the nature, amount, timing and uncertainty of the income from ordinary activities which arise from a contract with a customer under the regulatory framework of IFRS 15 Revenue from Ordinary activities from Contracts with Customers.

In the following table, the description of the principle activities through which the Bank generates revenue from contracts with customers is presented:

Fees and Commissions	Description
Banking services
Banking Services are related to commissions from the use of digital or physical channels or once the customer makes a transaction. The performance obligation is fulfilled once the payment is delivered to its beneficiary and the proof of receipt of the payment is sent, in that moment, the collection of the commission charged to the customer is generated, which is a fixed amount. The commitment is satisfied during the entire validity of the contract with the customer.  The Bank acts as principal.

Credit and debit card fees
In debit card product contracts, it is identified that the price assigned to the services promised by the Bank to the customers is fixed. Given that no financing component exists, it is established on the basis of the national and international interbank rate. Additionally, the product charges to the customers commissions for handling fees, at a determined time and with a fixed rate.
For Credit Cards, the commissions are the handling fees and depend on the card franchise. The commitment is satisfied in so far that the customer has capacity available on the card.
Other revenue received by the (issuer) credit card product, is advance commission; this revenue is the charge generated each time the customer makes a national or international advance, at owned or non-owned ATMs, or through a physical branch. The banking exchange rate is a revenue for the Issuing Bank of the credit card for the services provided to the business for the transaction effected at the point of sale. The commission is accrued and collected immediately at the establishment and has a fixed amount.
In the credit cards product there is a customer loyalty program, in which points are awarded for each transaction made by the customer in a retail establishment. The program is administrated by a third party who assumes the inventory and claims risks, for which it acts as agent. The Bank, recognized it as a lower value of the revenue from the banking exchange rate.
The rights and obligations of each party in respect of the goods and services for transfer are clearly identified, the payment terms are explicit, and it is probable, that is it takes into consideration the capacity of the customer and the intention of having to pay the consideration at termination to those entitled to change the transferred goods or services. The revenue is recognized at a point in time: the Bank satisfies the performance obligation when the “control” of the goods or services was transferred to the customers.

Deposits
Deposits are related to the services generated from the offices network of the Bank once a customer makes a transaction. The Bank generally commits to maintain active channels for the products that the customer has with the Bank, with the purpose of making payments and transfers, sending statements and making transactions in general. The commissions are deducted from the deposit account, and they are incurred at a point in time. The Bank acts as principal.

Electronic services and ATMs
Revenue received from electronic services and ATMs arises through the provision of services so that the customers may make required transactions, and which are enabled by the Bank. These include online and real-time payments by the customers of the Bank holding a checking or savings accounts, with a debit or credit card for the products and services that the customer offers. Each transaction has a single price, for a single service. The provision of collection services or other different services provided by the Bank, through electronic equipment, generate consideration chargeable to the customer established contractually by the bank as a fee. The Bank acts as principal and the revenueis recognized at a point in time.

Brokerage
Brokerage is a group of services for the negotiation and administration of operations for purchasing fixed revenue securities, equities and operations with derivatives in its own name, but on the account of others. The performance obligations are fulfilled at a point in time when the commission agent in making its best effort can execute the business entrusted by the customer in the best conditions. The performance obligations are considered satisfied once the service stipulated in the contract is fulfilled, as consideration fixed, or variable payments are agreed, depending on the service. It acts generally as principle and in some special cases as agent

Remittance
Revenue for remittance is received as consideration for the commitment established by the Bank to pay remittances sent by the remitting companies to the beneficiaries of the same. The commitment is satisfied at a point in time to the extent that the remittance is paid to the beneficiary.
The price is fixed, but may vary in accordance to the transferred amount, due to the operation being dependent on the volume of operations generated and the transaction type. There is no component of financing, nor the right to receive consideration dependent on the occurrence or not of a future event.

Acceptances, Guarantees and Standby Letters of Credit
Banking Service from acceptances, guarantees and standby letters of credit which are not part of the portfolio of the Bank. There exist different performance obligations; the satisfaction of performance obligations occurs when the service is given to the customer The consideration in these types of contracts may include fixed amounts, variable amounts, or both, and  the Bank acts as principal. The revenue is recognized at a point in time.

Trust
Revenue related to Trust are received from the administration of the customer resources in the business of investment trusts, property trusts, management trusts, guarantee trusts, for the resources of the general social security system, Collective portfolios and Private Equity Funds (PEF). The commitments are established in contracts independently and in an explicit manner, and the services provided by the Bank are not inter-related between the contracts. The performance obligation corresponds to performing the best management in terms of the services to be provided in relation to trust characteristics, thus fixed and variable prices are established depending on the complexity of the business, similarly, revenues are recognized throughout or at a determined time, in all the established businesses it acts as principal.

Securities brokerage
Valores Bancolombia makes available its commercial strength for the deposit, reinvestment of resources through financial instruments to the issuing company. It receives a payment for deposits made. The commitment of the contract is satisfied to the extent that the resources requested by the issuer are obtained through the distribution desks of Valores Bancolombia. The collection is made monthly. It is established that Valores Bancolombia may undertake collection of these commissions at the end of the month through a collection account charged to the issuer, acting as principal.

Bancassurance
The Bank receives a commission for collecting insurance premiums at a determined time and for permitting the use of its network to sell the insurances of different insurance companies over a period of time. The Bank in these bancassurance contracts acts as agent (intermediary between the customer and the insurance company), since it is the insurance company which assumes the risks, and which handles the complaints and claims of the customers inherent in each insurance. Therefore, the insurance company acts as principal before the customer. The prices agreed in bancassurance are defined as a percentage on the value of the policy premiums, the payment shall be tied to the premiums collected, sold or taken for the case of employees’ insurance. The aforementioned then means that the price is variable, since, the revenue will depend on the quantity of policies or calculations made by the insurance companies.

Collections
The Bank acting as principal, commits to collect outstanding invoices receivable by the collecting customers through the different channels offered by the bank, send the information of the collections made and credit the money to the savings or checking account defined by the collecting customer. The commitment is satisfied at a point in time to the extent that the money is collected by the different channels, the information of the said collections is delivered appropriately, and the resources are credited in real-time to the account agreed with the customer. For the service, the Bank receives a fixed payment, which is received for each transaction once the contract is in effect.

Services
These are the maintenance services performed on the fleet owned by the customers, these services are performed on demand, and the value of the service cost is invoiced plus an intermediation margin. The collection is made by the amount of expense invoiced by the provider plus an intermediation percentage, which ranges between 4% and 12% depending on the customer.
The contract is written, is based on a framework contract which is held between the customers which contains the general terms of negotiation, the payment terms are generally 30 days after generating the invoice. The revenue is recognized at the time in which the service is provided. There is no financing nor sanctions for early cancellations.
In logistic operation services the contract is written, with a defined duration, and details the rights and obligations of the parties. In general terms, the Bank commits to provide to customers merchandise transport services, which includes the driver, fuel, maintenance, tolls and other elements required to carry out the routes requested by the customer. Once the trip is finished, the price is variable and is determined by the average cost per route, which is updated at the start of the year. At the end of the month an adjustment is made to this price, with the actual costs incurred in the operation, such as the fuel, tolls, handling, maintenance, administrative expenses, among others.
To view the details of the balance, refer to line ‘Services’ in note
24.4 Other operational Income

Gains on sale of assets
These are the revenue from the sale of assets, which the sale value is higher than the book value recorded in the accounts, the difference generates these profits. The recognition of the revenue is at a point in time once the sale is realized. The Bank acts as principal in this type of transactions and the price is determined by the market value of the asset being sold.
To view the details of the balance, refer to line ‘Gain on sale of assets’ in note
24.4 Other operational Income

Investment Banking
Investment Banking offers to customer’s financial advisory services in the structuring of businesses in accordance to the needs of each one of them. The advisory services consist in realizing a financial structuring of a credit or bond in which the Investment Bank offers the elements so that the company decides the best option for structuring the instrument. In the financial advisory contract, a best efforts clause is included.
The promises given to the customers are established in the contracts independently and explicitly. The services provided by the Invesment Bank are not interrelated between the contracts, correspond to the independent advice agreed and do not include additional services in the commission agreed with the customer. The advisory services offered in each one of the contracts are identifiable separately from the other performance commitments that the Investment Bank may have with the customers. The Investment Bank does not have a standard contract for the provision of advisory services, given than each contract is tailored to the customer’s needs.
The transaction price is defined at the start of the contract and is assigned to each service provided independently. The price contains a fixed and a variable portion which is provided in the contracts. The variation depends on the placement amount for the case of a financial structuring contract and coordination of the issuance and conditions of the same. In these operations Banca de Inversion Bancolombia provides advice to the customers and the price shall depend at times on the success and amount of the operation. In the contracts subject to evaluation there are no incremental costs associated with the satisfaction of the commitments of the Bank with the customers provided for.
In the contracts signed with the customers, a penalty clause is established in case of a customer withdrawing from continuing with the provision of the services established in the commercial offer. The penalty shall be recognized in the financial statements once the Investment Bank is notified on the withdrawal under the concept of charges for early termination of the contract.

In accordance with IFRS 15, the tables below disaggregate in more detail than disclosed in the Bank’s annual report in 2017, revenue from contracts with customers, considering the nature of the services offered by the Bank and the information regularly reviewed by the chief operating decision maker.

The Bank presents the information on revenue from contracts with customers in accordance with its operating segments defined earlier in Note 3 Operating Segments for each of the principal services offered.

The following table shows the balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers as at December 31, 2018, 2017 and 2016:

As of December 31, 2018

	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	Off Shore	All Other Segments	Total before eliminations	Adjustments for consolidation purposes (1)	Total after eliminations
Revenue from contracts with customers
Fees and Commissions
Banking services	370,671	66,569	85,615	39,610	-	-	-	12,783	-	575,248	-	575,248
Credit and debit card fees and commercial estabilshments	1,258,047	185,466	97,163	66,731	-	-	-	3,707	-	1,611,114	-	1,611,114
Brokerage	-	7,033	-	29	-	-	20,012	-	-	27,074	-	27,074
Acceptances, Guarantees and Standby Letters of Credit	33,313	15,352	4,749	3,055	-	-	-	897	-	57,366	-	57,366
Trust	-	8,184	1,411	645	313,886	-	81,502	37	104	405,769	-	405,769
Securities brokerage	-	1,200	1,212	-	-	20,262	9,530	-	-	32,204	-	32,204
Bancassurance	495,232	28,466	112	-	-	-	-	-	-	523,810	-	523,810
Payment and collections	559,139	-	-	4,084	-	-	-	-	-	563,223	-	563,223
Others	124,900	492	36,852	27,099	22	9	2,926	3,416	2,884	198,600	(149)	198,451
Total revenue from contracts with customers (1)	2,841,302	312,762	227,114	141,253	313,908	20,271	113,970	20,840	2,988	3,994,408	(149)	3,994,259

(1)	For further information about composition of Bank’ segments see Note 3

As of December 31, 2017

	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	Off Shore	All Other Segments	Total before eliminations	Adjustments for consolidation purposes	Total after eliminations
Revenue from contracts with customers (1)
Fees and Commissions
Banking services	335,101	177,930	80,672	38,643	-	-	-	15,821	-	648,167	-	648,167
Credit and debit card fees and comercial	1,080,814	80,348	89,330	51,175	-	-	-	2,876	-	1,304,543	-	1,304,543
Brokerage	-	2,302	-	35	-	-	20,593	-	-	22,930	-	22,930
Acceptances, Guarantees and Standby Letters of Credit	41,077	15,699	4,080	2,210	-	-	-	404	-	63,470	-	63,470
Trust	-	4,510	1,335	713	285,648	-	68,180	36	(58)	360,364	-	360,364
Securities brokerage	-	2,702	-	-	-	28,747	6,778	-	843	39,070	-	39,070
Bancassurance	427,190	23,847	-	-	-	-	-	-	85	451,122	-	451,122
Payments and collections	531,567	-	-	4,369	-	-	-	-	-	535,936	-	535,936
Others	115,472	10,415	35,742	28,877	-	-	1,634	253	3,119	195,512	-	195,512
Total revenue from contracts with customers 1	2,531,221	317,753	211,159	126,022	285,648	28,747	97,185	19,390	3,989	3,621,114	-	3,621,114

(1)	For further information about composition of Bank’ segments see Note 3.

As of December 31, 2016

	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	Off Shore	All Other Segments	Total before eliminations	Adjustments for consolidation purposes	Total after eliminations
Revenue from contracts with customers (1)
Fees and Commissions
Banking services	329,114	159,015	75,732	37,831	-	-	-	12,343	-	614,035	4,774	618,809
Credit and debit card fees and comercial	803,731	84,152	87,862	4,771	-	-	-	4,634	-	985,150	188,752	1,173,902
Brokerage	-	5,195	-	45	-	-	23,390	-	-	28,630	-	28,630
Acceptances, Guarantees and Standby Letters of Credit	45,664	18,406	3,485	2,554	-	-	-	607	-	70,716	-	70,716
Trust	-	4,011	1,075	712	239,610	-	49,903	-	-	295,311	-	295,311
Securities brokerage	-	-	834	-	-	19,843	3,700	-	-	24,377	-	24,377
Bancassurance	355,523	20,885	64	-	-	-	-	-	-	376,472	-	376,472
Payments and collections	480,611	-	-	6,245	-	-	-	-	-	486,856	-	486,856
Others	48,375	189	34,571	29,579	-	-	3,578	12,679	1,699	130,670	94,190	224,860
Total revenue from contracts with customers 1	2,063,018	291,853	203,623	81,737	239,610	19,843	80,571	30,263	1,699	3,012,217	287,716	3,299,933

(1)	For further information about composition of Bank’ segments see Note 3.

For the determination of the transaction price, the Bank assigns to each one of the services the amount which represents the value expected to be received as consideration for each independent commitment, which is based on the relative price of independent sale. The price that the Bank determines for each performance obligation is done by defining the cost of each service, related tax and associated risks to the operation and inherent to the transaction plus the margin expected to be received in each one of the services, taking as references the market prices and conditions, as well as the segmentation of the customer.

In the transactions evaluated in the contracts, changes in the price of the transaction are not identified.

Contract Assets

The Bank receives payments from customers based on the provision of the service, in accordance to that established in the contracts. When the Bank incurs costs for providing the service prior to the invoicing, and if these are directly related with a contract, they improve the resources of the entity, and are expected to recuperate corresponding to a contract asset. Currently, the Group does not have assets related to contracts with customers.

As a practical expedient, the Bank recognizes the incremental costs of obtaining a contract as an expense when the amortisation period of the asset is one year or less.

Contract Liabilities

The contract liabilities constitute the obligation of the Bank to transfer the services to a customer, for which the Group has received a payment on the part of the final customer or if the amount is due before the execution of the contract. They also include deferred income related to services that shall be delivered or provided in the future, which will be invoiced to the customer in advance, but which are still not due.

The contract liabilities decreased COP 43,012 in 2018.The changes in contract liabilities are due to performance circumscribed in the contract.

The following table shows the detail of accounts receivable, and contract liabilities balances as at December 31, 2018 and 2017:

	2018	2017	2016
	in millions of COP
Accounts receivable from contracts with customers (1)	86,759	90,590	57,567
Contract liabilities	75,845	118,857	34,487

(1)	The impairment corresponding to the receivable accounts from contracts from customers is COP 11,975, COP 9,639 and COP 1,069 for the year 2018, 2017 and 2016 respectly.

Fees and Commissions Expenses

Fees and Commissions Expenses	2018	2017	2016
	in millions of COP
Banking services	(542,628)	(508,462)	(473,109)
Call center and web page	(309,403)	(291,602)	(260,006)
Others	(361,025)	(275,051)	(235,855)
Expenses for commissions	(1,213,056)	(1,075,115)	(968,970)

24.4	Other operating income, net

The following table sets forth the detail of other operating income net for the years ended December 31, 2018, 2017 and 2016:

Other operating income	2018	2017	2016
	In millions of COP
Operating leases	624,062	563,861	493,486
Net foreign exchange	(205,798)	294,068	132,292
Derivatives Foreign exchange contracts	267,189	21,917	164,172
Services (1)	170,459	164,150	167,914
Investment property valuation	77,350	55,573	149,299
Gains on sale of assets	75,976	40,600	60,282
Insurance (2)	54,679	49,640	49,679
Other reversals	47,657	140,012	37,767
Hedging	14,158	(3,678)	(5,985)
Penalties for failure to contracts	16,302	19,881	14,634
Others	61,768	232,185	203,115
Total Other operating income	1,203,802	1,578,209	1,466,655

(1)
Corresponds to income from contracts with customers. To see more information see Note 24.3 Commissions. The gains on sale of portfolio in December 2018 and 2017 amounts to 14,707 and 13,928, respectively.

(2)	Corresponds to income from Seguros Agromercantil insurance operations.

24.5	Dividends received, and share of profits of equity method investees

The following table sets forth the detail of dividends received, and share of profits of equity method investees for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
	In millions of COP
Dividends (1)	67,582	32,248	39,785
Equity investments (2)	86,399	(19,680)	77,799
Equity method (3)	187,814	253,602	60,254
Gains (Losses) on sale of Discontinued Operations	-	-	(1,146)
Total dividends received, and share of profits of equity method investees	341,795	266,170	176,692

(1)
Dividends received from equity investments at fair value through profit or loss as of 31, December of 2018, 2017 and 2016 amount COP 54,477, COP 20,297 and COP 30,468, respectively. Dividends from equity investments at fair value through OCI amount COP 13,105, COP 11,951 and COP 9,317, respectively. As of December 31, 2018, 2017 and 2016, the amount includes dividends of investments derecognised for COP 950, COP 1,556 and COP 1,638, respectively.

(2)	As of December 31, 2018, there is a profit on capital investments due to the increase in fair value in the portfolio measured at fair value through profit or loss held by Banagricola S.A.
(3)	For further information, see note 7 investments in associates and joint ventures.